New Accounting Standards (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements [Abstract]
Right to use asset		$ 53.8
Operating lease liabilities		58.1
ASU 2016-02 [Member]
New Accounting Pronouncements [Abstract]
Right to use asset			$ 61.3
Operating lease liabilities			61.4
ASU 2018-02 [Member]
New Accounting Pronouncements [Abstract]
Cumulative effect adjustment	[1]		(8.2)
ASU 2018-02 [Member] | Accumulated Deficit [Member]
New Accounting Pronouncements [Abstract]
Cumulative effect adjustment		8.2	0.0	$ 0.0
ASU 2018-02 [Member] | Accumulated Other Comprehensive Loss [Member]
New Accounting Pronouncements [Abstract]
Cumulative effect adjustment		$ (8.2)	$ 0.0	$ 0.0

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.